SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Depreciable Lives (Details)	12 Months Ended
Dec. 31, 2020
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Useful life	35 years
Minimum | Building improvements
Property, Plant and Equipment [Line Items]
Useful life	5 years
Minimum | Office equipment
Property, Plant and Equipment [Line Items]
Useful life	3 years
Minimum | Software
Property, Plant and Equipment [Line Items]
Useful life	3 years
Minimum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Useful life	4 years
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Useful life	60 years
Maximum | Building improvements
Property, Plant and Equipment [Line Items]
Useful life	25 years
Maximum | Office equipment
Property, Plant and Equipment [Line Items]
Useful life	10 years
Maximum | Software
Property, Plant and Equipment [Line Items]
Useful life	10 years
Maximum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Useful life	15 years